Staff expenses - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 25	€ 29	€ 17
Expense related in cash settled share based payment arrangements | €	€ 1	€ 2	€ 2
Share awards related in equity settled share based payment arrangements (in shares)	3,201,579	3,154,715	3,326,457
Share awards related in cash settled share based payment arrangements (in shares)	497,976	519,957	551,762
Unrecognised compensation cost related to share awards amount | €	€ 13	€ 13	€ 10
Costs expected to be recognised over weighted average period	1 year 10 months 24 days	1 year 8 months 12 days	1 year 7 months 6 days
Executive board of ING Groep N.V.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	55,651	0	63,837
Management board of ING Bank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	137,506	123,750	122,338
Senior management and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	2,913,926	3,267,372	3,678,776